TAX MATTERS - TAXES RECEIVABLES/PAYABLES (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Receivables:
Non-current indirect taxes	$ 6,061,000	$ 7,282,000
Current indirect taxes	11,956,000	4,764,000
Current other taxes	8,019,000	7,308,000
Current income tax	26,421,000	21,969,000
Total	52,457,000	41,323,000
Payables:
Non-current social security	3,145,000	1,025,000
Current indirect taxes	28,188,000	28,024,000
Current other taxes	50,323,000	58,142,000
Current income tax	10,615,000	8,058,000
Total	$ 92,271,000	$ 95,249,000